UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-23658

Forum CRE Income Fund

(Exact name of registrant as specified in charter)

c/o Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400

Denver, CO 80206

(Address of principal executive offices)

Darren Fisk

c/o Forum Capital Advisors, LLC

240 Saint Paul Street, Suite 400

Denver, CO 80206

Tel: (303) 501-8860

Fax: (303) 296-4212

(Name and address of agent for service)

Copies to:

Martin H. Dozier Alston & Bird LLP One Atlantic Center 1201 West Peachtree Street Atlanta, GA 30309 Tel: (404) 881-7000 Fax: (404) 881-7777	David Baum Alston & Bird LLP The Atlantic Building 950 F Street NW Washington, D.C. 20004 Tel: (202) 239-3300 Fax: (202) 239-3333

Registrant's telephone number, including area code: 303-501-8804

Date of fiscal year end: December 31st

Date of reporting period: 05/03/21 (commencement of operations) - 06/30/21

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

Forum CRE Income Fund

Proxy Voting Record

May 3, 2021 (commencement of operations) – June 30, 2021

The Forum CRE Income Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (May 3, 2021 (commencement of operations) through June 30, 2021).

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forum CRE Income Fund

By:	/s/ Marc Swerdlow
Marc Swerdlow, President

Date:	August 17, 2021